SUPPLEMENT DATED SEPTEMBER 10, 2002

TO PROSPECTUS DATED MAY 1, 2002 FOR

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FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

(INDIVIDUAL LIFE AND SURVIVORSHIP)

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Issued By

KEMPER INVESTORS LIFE INSURANCE COMPANY

THROUGH ITS KILICO VARIABLE SEPARATE ACCOUNT - 2

This Supplement amends certain information contained in the First Foundation Variable Life Prospectus. You should attach this Supplement to the Prospectus and retain it for future reference.

On page 10 of the Prospectus, in the ninth paragraph beginning "Evergreen Investment Management Company", the last sentence reading "MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC currently serve as sub-advisors to a portion of the Evergreen VA Masters Fund." is hereby deleted and replaced with the following:

"MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Marsico Capital Management, LLC currently serve as sub-advisors to a portion of the Evergreen VA Masters Fund."